Note 43 Income by type of insurance product (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 1,482	€ 1,261	€ 1,075
Life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	752	617	649
Individual life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	656	590	573
Group insurance life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	96	27	76
Non-life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	730	643	426
Home insurance non life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	0	0	0
Other non life insurance products [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 730	€ 643	€ 426

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).